Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
The following table summarizes intangible assets, net (in thousands):

	December 31,
	2016	2015
Developed technology	$23,685	$23,684
Channel partner relationships(1)	11,989	12,039
Capitalized development costs(1)	2,937	2,856
Customer relationships(1)	1,171	1,194
	39,782	39,773
Accumulated amortization:
Developed technology	(11,234)	(7,078)
Channel partner relationships(1)	(565)	(68)
Capitalized development costs(1)	(958)	(589)
Customer relationships(1)	(207)	(99)
	(12,964)	(7,834)
Total finite-lived assets, net	26,818	31,939
Indefinite lived intangible assets - trade names	20,910	22,080
Total intangible assets, net	$47,728	$54,019
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(1)	Includes the impact of foreign currency exchange rate fluctuations.

Schedule of Goodwill [Table Text Block]
The changes in the carrying amount of goodwill were as follows (in thousands):

Balance as of January 1, 2015	$38,821
Goodwill acquired	5,311
Balance as of December 31, 2015	44,132
Goodwill acquired	164
Impairment loss	(33,228)
Balance as of December 31, 2016	$11,068